Related Party Transactions - Summary of Company's Combined Balance Sheets and Statements of Operations (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Combined Balance Sheets
Other assets, noncurrent	$ 789.1		$ 852.9	$ 563.0
Accounts payable	231.1		246.7	251.1
Participations and residuals, current	578.2		647.8	524.4
Participations and residuals, noncurrent	442.4		435.1	329.6
Combined Statements of Operations
Revenues			2,986.4	3,083.8	$ 2,716.3
Interest and other income	$ 5.1	$ 2.2	19.2	6.4	28.0
Related Party
Combined Balance Sheets
Accounts receivable			8.1	10.8
Investment in films and television programs			2.2	7.9
Other assets, noncurrent			0.0	45.8
Total due from related parties			10.3	64.5
Accounts payable			16.8	16.8
Other accrued liabilities			0.0	6.7
Participations and residuals, current			5.5	7.5
Participations and residuals, noncurrent			1.3	2.0
Deferred revenue, current			0.1	0.0
Other liabilities			0.0	41.4
Total due to related parties			23.7	74.4
Combined Statements of Operations
Revenues			3.0	4.8	3.0
Direct operating expense			5.0	8.3	6.5
Distribution and marketing expense			0.8	0.4	0.2
Interest and other income			$ 0.0	$ 0.0	$ 3.0